36. Insurance Coverage (Details) R$ in Thousands, $ in Thousands		Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)
Smiles S.A. ("Smiles") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts		R$ 123,495		R$ 118,119
Civil Liability Per Event/Aircraft [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	[1]	3,023,025
Civil Liability Per Event/Aircraft [Member] | Gol Linhas Aereas S.A. ("GLA") [Member] | USD
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts | $	[1]		$ 750,000
Warranty - Hull/War [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts		342,610
Warranty - Hull/War [Member] | Gol Linhas Aereas S.A. ("GLA") [Member] | USD
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts | $			85,000
Inventories (local) [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts	[2]	1,007,675
Inventories (local) [Member] | Gol Linhas Aereas S.A. ("GLA") [Member] | USD
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts | $	[2]		$ 250,000
Rent Guarantee (Cond. Rio Negro - Alphaville) [Member] | Smiles S.A. ("Smiles") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts		1,318
D&O liability Insurance [Member] | Smiles S.A. ("Smiles") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts		100,000
Fire (Property Insurance Cond. Rio Negro - Alphaville) [Member] | Smiles S.A. ("Smiles") [Member]
Disclosure of types of insurance contracts [line items]
Maximum reimbursable amounts		R$ 12,747

[1]	In accordance with the agreed amount for each aircraft up to the maximum limit indicated.
[2]	Values per incident and annual aggregate.